Accounts receivable	12 Months Ended
Sep. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable

	As at September 30, 2025	As at September 30, 2024
	$	$
Trade (Note 32)	1,343,282	1,117,712
Tax credits and R&D tax credits	167,599	149,955
Other	102,896	130,735
	1,613,777	1,398,402